Advances to suppliers, net	12 Months Ended
Dec. 31, 2014
Advances to suppliers, net [Abstract]
Advances to suppliers, net [Text Block]
Note 5 – Advances to suppliers, net

Advances to Suppliers consisted of the following:

	December 31,	December 31,
	2014	2013

Advances to Suppliers	$10,967,390	$11,529,363
Allowance for doubtful accounts	(333,110)	(138,834)
Advances to Suppliers, net	$10,634,280	$11,390,529

Advances to Suppliers represent prepayments made to assure continuous supply, high quality and favorable payment terms.

An analysis of the allowance for doubtful accounts for the years ended December 31, 2014 and 2013 is as follows:

	Years ended December 31,
	2014	2013
Balance at beginning of year	$138,834	$454,128
Addition to doubtful accounts expense	252,952	139,085
Deduction – utilization or return of advances	(58,117)	(458,692)
Translation adjustments	(559)	4,313
Balance at end of year	$333,110	$138,834